Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Operating Incomes (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Operating Income [line items]
Total	$ 2,473,558	$ 1,838,024
Loans recovered and allowances reversed [member]
Disclosure Of Other Operating Income [line items]
Total	317,799	303,409
Insurance commissions [member]
Disclosure Of Other Operating Income [line items]
Total	397,148	353,778
Rental from safety boxes [member]
Disclosure Of Other Operating Income [line items]
Total	239,282	232,974
Commissions from trust services [member]
Disclosure Of Other Operating Income [line items]
Total	7,620	159,193
Returns of risk funds [member]
Disclosure Of Other Operating Income [line items]
Total	280,487	106,944
Commissions from financial guarantees [member]
Disclosure Of Other Operating Income [line items]
Total	470,612	29,615
Default interests [member]
Disclosure Of Other Operating Income [line items]
Total	241,457	151,193
Other [member]
Disclosure Of Other Operating Income [line items]
Total	$ 519,153	$ 500,918